Investment Property - Fair Value Measurement of Investment Property (Detail) - Market comparison and cost method [Member]	12 Months Ended
	Dec. 31, 2017 ¥ / ft² $ / ft²	Dec. 31, 2016 ¥ / ft²
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation techniques	Market comparison and cost method	Market comparison and cost method
Unobservable input	Comparable price: - Land: RMB 24 to RMB 34 (US$4 to US$5) per square foot - Retail: RMB 352 to RMB 859 (US$56 to US$139) per square foot	Comparable price: - Land: RMB 24 to RMB 34 per square foot - Retail: RMB 337 to RMB 847 per square foot
Inter-relationship between key unobservable inputs and fair value measurement	The estimated fair value increases with higher comparable price	The estimated fair value increases with higher comparable price
Renminbi [Member] | Land [Member] | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Comparable price per square foot | ¥ / ft²	24	24
Renminbi [Member] | Land [Member] | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Comparable price per square foot | ¥ / ft²	34	34
Renminbi [Member] | Retail [Member] | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Comparable price per square foot | ¥ / ft²	352	337
Renminbi [Member] | Retail [Member] | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Comparable price per square foot | ¥ / ft²	859	847
USD [Member] | Land [Member] | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Comparable price per square foot | $ / ft²	4
USD [Member] | Land [Member] | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Comparable price per square foot | $ / ft²	5
USD [Member] | Retail [Member] | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Comparable price per square foot | $ / ft²	56
USD [Member] | Retail [Member] | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Comparable price per square foot | $ / ft²	139